SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities:
Net income		$ 721.5	$ 3,350.9	$ 5,704.6
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Amortization of equity-based compensation		122.7	100.7	89.4
Changes in:
Accounts payable, accrued expenses, and other liabilities		199.5	399.7	328.9
Income taxes		(515.3)	(86.0)	(23.1)
Other, net		(104.7)	26.1	(2.9)
Net cash provided by operating activities		6,848.8	7,761.7	6,905.6
Cash Flows From Investing Activities:
Acquisition of Protective		0.0	(313.2)	0.0
Acquisition of additional shares of ARX Holding Corp.		0.0	0.0	(243.0)
Net Cash Provided by (Used in) Investing Activities		(7,956.2)	(3,119.8)	(6,117.7)
Cash Flows From Financing Activities:
Dividends paid to common shareholders	[1]	(234.0)	(3,746.5)	(1,551.0)
Dividends paid to preferred shareholders	[1]	(26.8)	(26.8)	(26.8)
Acquisition of treasury shares for restricted stock tax liabilities		(76.7)	(67.2)	(68.7)
Acquisition of treasury shares acquired in open market		(22.3)	(155.8)	(42.9)
Net proceeds from debt issuance		1,486.0	0.0	986.3
Repayments of Long-term Debt		0.0	(500.0)	0.0
Net cash provided by (used in) financing activities		1,126.2	(4,516.3)	(938.8)
Change in cash, cash equivalents, and restricted cash		18.8	125.6	(150.9)
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		202.1	76.5	227.4
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		220.9	202.1	76.5
Parent Company
Cash Flows From Operating Activities:
Net income		721.5	3,350.9	5,704.6
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries		(325.0)	(674.9)	(1,774.4)
Amortization of equity-based compensation		3.2	3.1	2.9
Changes in:
Intercompany receivable		(79.0)	86.6	(20.2)
Accounts payable, accrued expenses, and other liabilities		(21.5)	23.8	52.0
Income taxes		28.9	(154.8)	(52.2)
Other, net		60.1	76.8	40.4
Net cash provided by operating activities		388.2	2,711.5	3,953.1
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries		(797.8)	(397.3)	(27.1)
(Paid to) received from investment subsidiary		(716.6)	2,519.6	(2,989.7)
Acquisition of Protective		0.0	(337.5)	0.0
Acquisition of additional shares of ARX Holding Corp.		0.0	0.0	(233.2)
Net Cash Provided by (Used in) Investing Activities		(1,514.4)	1,784.8	(3,250.0)
Cash Flows From Financing Activities:
Dividends paid to common shareholders		(234.0)	(3,746.5)	(1,551.0)
Dividends paid to preferred shareholders		(26.8)	(26.8)	(26.8)
Acquisition of treasury shares for restricted stock tax liabilities		(76.7)	(67.2)	(68.7)
Acquisition of treasury shares acquired in open market		(22.3)	(155.8)	(42.9)
Net proceeds from debt issuance		1,486.0	0.0	986.3
Repayments of Long-term Debt		0.0	(500.0)	0.0
Net cash provided by (used in) financing activities		1,126.2	(4,496.3)	(703.1)
Change in cash, cash equivalents, and restricted cash		0.0	0.0	0.0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - beginning of year		0.0	0.0	0.0
Cash, cash equivalents, restricted cash, and restricted cash equivalents - end of year		$ 0.0	$ 0.0	$ 0.0

[1]	See Note 14 – Dividends for further discussion.